Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
Financial Instruments.
Certain derivative contracts executed by the Investment Funds with a single counterparty, by our Automotive segment with a single counterparty or by our Energy segment with a single counterparty or by Icahn Enterprises Holdings with a single counterparty are reported on a net-by-counterparty basis where a legal right of offset exists under an enforceable netting agreement. Values for the derivative financial instruments, principally swaps, forwards, over-the-counter options and other conditional and exchange contracts are reported on a net-by-counterparty basis. As a result, the net exposure to counterparties is reported in either other assets or accrued expenses and other liabilities in our consolidated balance sheets.
Investment Segment and Icahn Enterprises Holdings
The Investment Funds currently maintain cash deposits and cash equivalents with financial institutions. Certain account balances may not be covered by the Federal Deposit Insurance Corporation, while other accounts may exceed federally insured limits. The Investment Funds have prime broker arrangements in place with multiple prime brokers as well as a custodian bank. The Investment Funds also have relationships with several financial institutions with which they trade derivative and other financial instruments.
In the normal course of business, the Investment Funds and Icahn Enterprises Holdings may trade various financial instruments and enter into certain investment activities, which may give rise to off-balance-sheet risk, with the objective of capital appreciation or as economic hedges against other securities or the market as a whole. The Investment Funds and Icahn Enterprises Holdings' investments may include futures, options, swaps and securities sold, not yet purchased. These financial instruments represent future commitments to purchase or sell other financial instruments or to exchange an amount of cash based on the change in an underlying instrument at specific terms at specified future dates. Risks arise with these financial instruments from potential counterparty non-performance and from changes in the market values of underlying instruments.
Securities sold, not yet purchased, at fair value represent obligations to deliver the specified security, thereby creating a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk, as the satisfaction of the obligations may exceed the amount recognized in our consolidated balance sheets. Our investments in securities and amounts due from brokers are partially restricted until we satisfy the obligation to deliver the securities sold, not yet purchased.
The Investment Funds and Icahn Enterprises Holdings may enter into derivative contracts, including swap contracts, futures contracts and option contracts. The Investment Funds may also enter into foreign currency derivative contracts with the objective of capital appreciation or to economically hedge against foreign currency exchange rate risks on all or a portion of their non-U.S. dollar denominated investments.
The Investment Funds and Icahn Enterprises Holdings have entered into various types of swap contracts with other counterparties. These agreements provide that they are entitled to receive or are obligated to pay in cash an amount equal to the increase or decrease, respectively, in the value of the underlying shares, debt and other instruments that are the subject of the contracts, during the period from inception of the applicable agreement to its expiration. In addition, pursuant to the terms of such agreements, they are entitled to receive other payments, including interest, dividends and other distributions made in respect of the underlying shares, debt and other instruments during the specified time frame. They are also required to pay to the counterparty a floating interest rate equal to the product of the notional amount multiplied by an agreed-upon rate, and they receive interest on any cash collateral that they post to the counterparty at the federal funds or LIBOR rate in effect for such period.
The Investment Funds and Icahn Enterprises Holdings may trade futures contracts. A futures contract is a firm commitment to buy or sell a specified quantity of a standardized amount of a deliverable grade commodity, security, currency or cash at a specified price and specified future date unless the contract is closed before the delivery date. Payments (or variation margin) are made or received by the Investment Funds and Icahn Enterprises Holdings each day, depending on the daily fluctuations in the value of the contract, and the whole value change is recorded as an unrealized gain or loss by the Investment Funds and Icahn Enterprises Holdings. When the contract is closed, the Investment Funds and Icahn Enterprises Holdings record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The Investment Funds and Icahn Enterprises Holdings may utilize forward contracts to seek to protect their assets denominated in foreign currencies and precious metals holdings from losses due to fluctuations in foreign exchange rates and spot rates. The Investment Funds' and Icahn Enterprises Holdings' exposure to credit risk associated with non-performance of such forward contracts is limited to the unrealized gains or losses inherent in such contracts, which are recognized in unrealized gains or losses on derivative, futures and foreign currency contracts, at fair value in our consolidated balance sheets.
The Investment Funds may also enter into foreign currency contracts for purposes other than hedging denominated securities. When entering into a foreign currency forward contract, the Investment Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date unless the contract is closed before such date. The Investment Funds record unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into such contracts and the forward rates at the reporting date.
The Investment Funds may also purchase and write option contracts. As a writer of option contracts, the Investment Funds receive a premium at the outset and then bear the market risk of unfavorable changes in the price of the underlying financial instrument. As a result of writing option contracts, the Investment Funds are obligated to purchase or sell, at the holder's option, the underlying financial instrument. Accordingly, these transactions result in off-balance-sheet risk, as the Investment Funds' satisfaction of the obligations may exceed the amount recognized in our consolidated balance sheets. At June 30, 2012, the maximum payout amounts relating to certain put options written by the Investment Funds were approximately $8.8 billion, of which approximately $8.1 billion related to covered put options on existing short positions on a certain stock index.  At December 31, 2011, the maximum payout amounts relating to certain put options written by the Investment Funds approximated $1.7 billion, of which approximately $1.4 billion related to covered put options on existing short positions on a certain stock index. As of June 30, 2012 and December 31, 2011, there were unrealized gains of $112 million and $24 million, respectively.
Certain terms of the Investment Funds' contracts with derivative counterparties, which are standard and customary to such contracts, contain certain triggering events that would give the counterparties the right to terminate the derivative instruments. In such events, the counterparties to the derivative instruments could request immediate payment on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on June 30, 2012 and December 31, 2011 was $92 million and $42 million, respectively.
At June 30, 2012 and December 31, 2011, the Investment Funds had $530 million and $257 million, respectively, posted as collateral for derivative positions, including those derivative instruments with credit-risk-related contingent features; these amounts are included in cash held at consolidated affiliated partnerships and restricted cash in our consolidated balance sheets.
U.S. GAAP requires the disclosure of information about obligations under certain guarantee arrangements. Such guarantee arrangements requiring disclosure include contracts that contingently require the guarantor to make payments to the guaranteed party based on another entity's failure to perform under an agreement as well as indirect guarantees of the indebtedness of others.
The Investment Funds have entered into certain derivative contracts, in the form of credit default swaps, which meet the accounting definition of a guarantee, whereby the occurrence of a credit event with respect to the issuer of the underlying financial instrument may obligate the Investment Funds to make a payment to the swap counterparties. As of both June 30, 2012 and December 31, 2011, the Investment Funds have entered into such a credit default swap with a maximum notional amount of $8 million, with terms of less than one year and approximately two years, respectively. This credit default swap has a below investment grade risk profile. We estimate that our maximum exposure related to these credit default swaps approximates 37.1% and 48.0% of such notional amounts as of June 30, 2012 and December 31, 2011, respectively.
Each Investment Fund's assets may be held in one or more accounts maintained for the Investment Fund by its prime broker or at other brokers or custodian banks, which may be located in various jurisdictions. The prime broker and custodian banks are subject to various laws and regulations in the relevant jurisdictions in the event of their insolvency. Accordingly, the practical effect of these laws and their application to the Investment Fund's assets may be subject to substantial variations, limitations and uncertainties. The insolvency of any of the prime brokers, custodian banks or clearing corporations may result in the loss of all or a substantial portion of the Investment Fund's assets or in a significant delay in the Investment Fund's having access to those assets.
Credit concentrations may arise from investment activities and may be impacted by changes in economic, industry or political factors. The Investment Funds and Icahn Enterprises Holdings routinely execute transactions with counterparties in the financial services industry, resulting in credit concentration with respect to this industry. In the ordinary course of business, the Investment Funds and Icahn Enterprises Holdings may also be subject to a concentration of credit risk to a particular counterparty.
The Investment Funds and Icahn Enterprises Holdings seek to mitigate these risks by actively monitoring exposures, collateral requirements and the creditworthiness of our counterparties.
Automotive
During fiscal 2008, Federal-Mogul entered into a series of five-year interest rate swap agreements with a total notional value of $1,190 million to hedge the variability of interest payments associated with its variable-rate term loans. Through these swap agreements, Federal-Mogul has fixed its base interest and premium rate at a combined average interest rate of approximately 5.37% on the hedged principal amount of $1,190 million. As of June 30, 2012 and December 31, 2011, unrealized net losses of $28 million and $44 million, respectively, were recorded in accumulated other comprehensive loss as a result of these hedges. As of June 30, 2012, losses of $27 million are expected to be reclassified from accumulated other comprehensive loss to the consolidated statement of operations within the next 12 months.
These interest rate swaps reduce Federal-Mogul's overall interest rate risk. However, due to the remaining outstanding borrowings on Federal-Mogul's debt facilities and other borrowing facilities that continue to have variable interest rates, management believes that interest rate risk to Federal-Mogul could be material if there are significant adverse changes in interest rates. To the extent that interest rates change by 25 basis points, Federal-Mogul's annual interest expense would show a corresponding change of approximately $6 million, $7 million and $2 million for the years ending December 31, 2013, 2014 and 2015, respectively, representing the term of Federal-Mogul's variable-rate term loans.
Federal-Mogul's production processes are dependent upon the supply of certain raw materials that are exposed to price fluctuations on the open market. The primary purpose of Federal-Mogul's commodity price forward contract activity is to manage the volatility associated with forecasted purchases. Federal-Mogul monitors its commodity price risk exposures regularly to maximize the overall effectiveness of its commodity forward contracts. Principal raw materials hedged include natural gas, copper, nickel, tin, zinc, high-grade aluminum and aluminum alloy. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to 15 months in the future.
Federal-Mogul had commodity price hedge contracts outstanding with combined notional values of $78 million and $117 million at June 30, 2012 and December 31, 2011, respectively, all of which substantially mature within one year in each of the respective periods and $73 million and $117 million, respectively, were designated as hedging instruments for accounting purposes. Unrealized net losses of $7 million and $15 million were recorded in accumulated other comprehensive loss as of June 30, 2012 and December 31, 2011, respectively.
Federal-Mogul manufactures and sells its products in North America, South America, Asia, Europe and Africa. As a result, Federal-Mogul's financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which Federal-Mogul manufactures and sells its products. Federal-Mogul's operating results are primarily exposed to changes in exchange rates between the U.S. dollar and European currencies.
Federal-Mogul generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, Federal-Mogul considers managing certain aspects of its foreign currency activities and larger transactions through the use of foreign currency options or forward contracts. Principal currencies hedged have historically included the euro, British pound and Polish zloty. Federal-Mogul had notional values of $78 million and $27 million of foreign currency hedge contracts outstanding at June 30, 2012 and December 31, 2011, respectively, of which $14 million and $27 million, respectively, were designated as cash flow hedging instruments for accounting purposes and substantially all mature in less than one year in each of the respective periods. Unrealized net gains of $1 million and $3 million were recorded in accumulated other comprehensive loss as of June 30, 2012 and December 31, 2011, respectively, for the contracts designated as hedging instruments. During the three months ended June 30, 2012, Federal-Mogul entered into foreign currency contracts, with combined notional value of approximately $64 million, in order to offset fluctuations in consolidated earnings caused by changes in currency rates used to translate earnings at foreign subsidiaries into U.S. dollars. These contracts are not designated as hedging instruments for accounting purposes and are marked to market through the income statement. Immaterial gains related to these contracts were recorded in other income, net for the three and six months ended June 30, 2012.
Financial instruments, which potentially subject Federal-Mogul to concentrations of credit risk, consist primarily of accounts receivable and cash investments. Federal-Mogul's customer base includes virtually every significant global light and commercial vehicle manufacturer and a large number of distributors, installers and retailers of automotive aftermarket parts. Federal-Mogul's credit evaluation process and the geographical dispersion of sales transactions help to mitigate credit risk concentration. No individual customer accounted for more than 6% of Federal-Mogul's direct sales during the six months ended June 30, 2012. Federal-Mogul requires placement of cash in financial institutions evaluated as highly creditworthy.
Energy
CVR is subject to price fluctuations caused by supply conditions, weather, economic conditions, interest rate fluctuations and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, the Company from time to time enters into various commodity derivative transactions.
CVR has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are included in other (loss) income, net in the consolidated statement of operations.
CVR maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the consolidated balance sheets. The maintenance margin balance is included within other assets within consolidated balance sheets. Depending upon the position of the open commodity derivatives as of the reporting date, the amounts are classified either as an asset or liability within the consolidated balance sheets. From time to time, CVR may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of June 30, 2012 was a net loss of $1 million which is included in accrued expenses and other liabilities. For the period May 5, 2012 through June 30, 2012, CVR recognized a net realized and unrealized gain of $3 million and is included in other (loss) income, net in the consolidated statement of operations.
In September 2011, CVR entered into several commodity swap contracts with effective periods beginning in January 2012. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the the consolidated balance sheets with changes in fair value currently recognized in the consolidated statement of operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. As of June 30, 2012 , CVR had open commodity hedging instruments consisting of 13.5 million barrels of crack spreads primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at June 30, 2012 was a net asset of $1 million. For the period May 5, 2012 through June 30, 2012, CVR recognized a net realized and unrealized loss of $6 million which is recorded in other (loss) income, net in the consolidated statements of operations.
On June 30 and July 1, 2011, CRNF entered into two floating-to-fixed interest rate swap agreements for the purpose of hedging the interest rate risk associated with a portion of its $125 million floating rate term debt which matures in April 2016. The aggregate notional amount covered under these agreements totals $63 million (split evenly between the two agreement dates) and commenced on August 12, 2011 and expires on February 12, 2016. Under the terms of the interest rate swap agreement entered into on June 30, 2011, CRNF will receive a floating rate based on three month LIBOR and pay a fixed rate of 1.94%. Under the terms of the interest rate swap agreement entered into on July 1, 2011, CRNF will receive a floating rate based on three month LIBOR and pay a fixed rate of 1.975%. Both swap agreements are settled every 90 days. The effect of these swap agreements is to lock in a fixed rate of interest of approximately 1.96% plus the applicable margin paid to lenders over three-month LIBOR as governed by the CRNF credit agreement. At June 30, 2012, the effective rate was approximately 4.60%. The agreements were designated as cash flow hedges at inception and accordingly, the effective portion of the gain or loss on the swap is reported as a component of accumulated other comprehensive income (loss) and will be reclassified into interest expense when the interest rate swap transaction affects earnings. The ineffective portion of the gain or loss will be recognized immediately in current interest expense in the consolidated statement of operations. The realized loss on the interest rate swap reclassified from accumulated other comprehensive income ("AOCI") into interest expense was $0.1 million for the period May 5, 2012 through June 30, 2012.
Consolidated Derivative Information
The following table presents the consolidated fair values of our derivatives that are not designated as hedging instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Not Designated as Hedging Instruments	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(in millions)
Equity contracts	$—	$3	$82	$42
Foreign exchange contracts	—	3	10	—
Commodity contracts	7	—	8	—
Sub-total	7	6	100	42
Netting across contract types(3)	—	—	—	—
Total(3)	$7	$6	$100	$42

(1)	Net asset derivatives are located within other assets in our consolidated balance sheets.

(2)	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.

(3)	Excludes netting of cash collateral received and posted. The total collateral posted at June 30, 2012 and December 31, 2011 was $530 million and $257 million, respectively, across all counterparties.
The following table presents the effects of our derivative instruments not designated as hedging instruments on the statements of operations for the three and six months ended June 30, 2012 and 2011:

	Gain (Loss) Recognized in Income(1)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives Not Designated as Hedging Instruments	2012	2011	2012	2011
	(in millions)
Equity contracts	$(59)	$1	$(461)	$10
Foreign exchange contracts	66	(2)	25	(13)
Credit contracts	—	(6)	—	19
Futures index spread	—	14	—	23
Commodity contracts	(2)	—	(2)	—
	$5	$7	$(438)	$39

(1)	Gains (losses) recognized on derivatives are classified in net gain from investment activities in our consolidated statements of operations.
At June 30, 2012, the volume of our derivative activities based on their notional exposure, categorized by primary underlying risk, are as follows:

	Long Notional Exposure	Short Notional Exposure
Primary underlying risk:	(in millions)
Credit default swaps	$8	$—
Equity swaps	4	9,340
Foreign currency forwards	77	1,428
Interest rate swap contracts	1,253	—
Commodity contracts	81	7

The following table presents the fair values of our derivative instruments that are designated as cash flow hedging instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Designated as Cash Flow Hedging Instruments	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(in millions)
Interest rate swap contracts	$—	$—	$31	$44
Commodity contracts	—	—	7	16
Foreign currency contracts	1	3	—	—
Sub-total	1	3	38	60
Netting across contract types	(1)	(3)	(1)	(3)
Total	$—	$—	$37	$57

(1)	Located within other assets in our consolidated balance sheets.

(2)	Located within accrued expenses and other liabilities in our consolidated balance sheets.

The following tables present the effect of our derivative instruments that are designated as cash flow hedging instruments on our consolidated financial statements for the three and six months ended June 30, 2012 and 2011:

Three Months Ended June 30, 2012
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$—	$(9)	Interest expense	$—
Commodity contracts	(6)	(4)	Cost of goods sold	—
Foreign currency contracts	1	1	Cost of goods sold	—
	$(5)	$(12)		$—

Three Months Ended June 30, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(9)	$(9)	Interest expense	$—
Commodity contracts	(6)	2	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	(1)	(1)	Cost of goods sold	—
	$(16)	$(8)		$(1)

Six Months Ended June 30, 2012
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(3)	$(19)	Interest expense	$—
Commodity contracts	2	(6)	Cost of goods sold	—
Foreign currency contracts	(1)	1	Cost of goods sold	—
	$(2)	$(24)		$—

Six Months Ended June 30, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion)
	(in millions)	(in millions)
Interest rate swap contracts	$(10)	$(19)	Interest expense	$—
Commodity contracts	(5)	6	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	(2)	(1)	Cost of goods sold	—
	$(17)	$(14)		$(1)

Financial Instruments.
Certain derivative contracts executed by the Investment Funds with a single counterparty or by our Automotive segment with a single counterparty or by our Holding Company with a single counterparty are reported on a net-by-counterparty basis where a legal right of offset exists under an enforceable netting agreement. Values for the derivative financial instruments, principally swaps, forwards, over-the-counter options and other conditional and exchange contracts are reported on a net-by-counterparty basis. As a result, the net exposure to counterparties is reported in either other assets or accrued expenses and other liabilities in our consolidated balance sheets.
Investment Segment and Icahn Enterprises Holdings
The Investment Funds currently maintain cash deposits and cash equivalents with major financial institutions. Certain account balances may not be covered by the Federal Deposit Insurance Corporation, while other accounts may exceed federally insured limits. The Investment Funds have prime broker arrangements in place with multiple prime brokers as well as a custodian bank. These financial institutions are members of major securities exchanges. The Investment Funds also have relationships with several financial institutions with which they trade derivative and other financial instruments.
In the normal course of business, the Investment Funds and Icahn Enterprises Holdings may trade various financial instruments and enter into certain investment activities, which may give rise to off-balance-sheet risk. The Investment Funds and Icahn Enterprises Holdings' investments may include options, credit default swaps and securities sold, not yet purchased. These financial instruments represent future commitments to purchase or sell other financial instruments or to exchange an amount of cash based on the change in an underlying instrument at specific terms at specified future dates. Risks arise with these financial instruments from potential counterparty non-performance and from changes in the market values of underlying instruments.
Securities sold, not yet purchased, at fair value represent obligations to deliver the specified security, thereby creating a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk, as the satisfaction of the obligations may exceed the amount recognized in our consolidated balance sheets. Our investments in securities and amounts due from brokers are partially restricted until we satisfy the obligation to deliver the securities sold, not yet purchased.
The Investment Funds and Icahn Enterprises Holdings may enter into derivative contracts, including swap contracts, futures contracts and option contracts with the objective of capital appreciation or as economic hedges against other securities or the market as a whole. The Investment Funds may also enter into foreign currency derivative contracts to economically hedge against foreign currency exchange rate risks on all or a portion of their non-U.S. dollar denominated investments.
The Investment Funds and Icahn Enterprises Holdings have entered into various types of swap contracts with other counterparties. These agreements provide that they are entitled to receive or are obligated to pay in cash an amount equal to the increase or decrease, respectively, in the value of the underlying shares, debt and other instruments that are the subject of the contracts, during the period from inception of the applicable agreement to its expiration. In addition, pursuant to the terms of such agreements, they are entitled to receive other payments, including interest, dividends and other distributions made in respect of the underlying shares, debt and other instruments during the specified time frame. They are also required to pay to the counterparty a floating interest rate equal to the product of the notional amount multiplied by an agreed-upon rate, and they receive interest on any cash collateral that they post to the counterparty at the federal funds or LIBOR rate in effect for such period.
The Investment Funds and Icahn Enterprises Holdings may trade futures contracts. A futures contract is a firm commitment to buy or sell a specified quantity of a standardized amount of a deliverable grade commodity, security, currency or cash at a specified price and specified future date unless the contract is closed before the delivery date. Payments (or variation margin) are made or received by the Investment Funds and Icahn Enterprises Holdings each day, depending on the daily fluctuations in the value of the contract, and the whole value change is recorded as an unrealized gain or loss by the Investment Funds and Icahn Enterprises Holdings. When the contract is closed, the Investment Funds and Icahn Enterprises Holdings record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The Investment Funds and Icahn Enterprises Holdings may utilize forward contracts to seek to protect their assets denominated in foreign currencies and precious metals holdings from losses due to fluctuations in foreign exchange rates and spot rates. The Investment Funds and Icahn Enterprises Holdings' exposure to credit risk associated with non-performance of forward contracts is limited to the unrealized gains or losses inherent in such contracts, which are recognized in unrealized gains or losses on derivative, futures and foreign currency contracts, at fair value in our consolidated balance sheets.
The Investment Funds may also purchase and write option contracts. As a writer of option contracts, the Investment Funds receive a premium at the outset and then bear the market risk of unfavorable changes in the price of the underlying financial instrument. As a result of writing option contracts, the Investment Funds are obligated to purchase or sell, at the holder's option, the underlying financial instrument. Accordingly, these transactions result in off-balance-sheet risk, as the Investment Funds' satisfaction of the obligations may exceed the amount recognized in our consolidated balance sheets. At December 31, 2011, the maximum payout amounts relating to certain put options written by the Investment Funds were approximately $1.7 billion, of which $1.4 billion related to covered put options on existing short positions on a certain stock index. At December 31 2010, the maximum payout amounts relating to certain put options written by the Investment Funds was $195 million. As of December 31, 2011 and 2010, there were unrealized gains of $24 million and $0.2 million, respectively.
During the third quarter of fiscal 2010, Icahn Enterprises Holdings purchased and wrote option contracts on a certain stock index futures. During fiscal 2011, the contracts settled and there was no liability derivative as of December 31, 2011. As of December 31, 2010, Icahn Enterprises Holdings had $22 million in liability derivatives related to a certain stock index futures which are not designated as hedging instruments.
Certain terms of the Investment Funds' contracts with derivative counterparties, which are standard and customary to such contracts, contain certain triggering events that would give the counterparties the right to terminate the derivative instruments. In such events, the counterparties to the derivative instruments could request immediate payment on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2011 and 2010 was $42 million and $60 million, respectively.
At December 31, 2011 and 2010, the Investment Funds had $257 million and $248 million, respectively, posted as collateral for derivative positions, including those derivative instruments with credit-risk-related contingent features; these amounts are included in cash held at consolidated affiliated partnerships and restricted cash in our consolidated balance sheets.
U.S. GAAP requires the disclosure of information about obligations under certain guarantee arrangements. Such guarantee arrangements requiring disclosure include contracts that contingently require the guarantor to make payments to the guaranteed party based on another entity's failure to perform under an agreement as well as indirect guarantees of the indebtedness of others.
The Investment Funds have entered into certain derivative contracts, in the form of credit default swaps, which meet the accounting definition of a guarantee, whereby the occurrence of a credit event with respect to the issuer of the underlying financial instrument may obligate the Investment Funds to make a payment to the swap counterparties. As of December 31, 2011 and 2010, the Investment Funds have entered into such credit default swaps with a maximum notional amount of $8 million and $32 million with terms of approximately one year and two years as of December 31, 2011 and 2010, respectively. We estimate that our maximum exposure related to these credit default swaps approximates 48.0% and 39.4% of such notional amounts as of December 31, 2011 and 2010, respectively.
The following table presents the notional amount, fair value, underlying referenced credit obligation type and credit ratings for derivative contracts in which the Investment Funds are assuming risk:

	December 31, 2011		December 31, 2010
Credit Derivative Type Risk Exposure	Notional Amount	Fair Value	Notional Amount	Fair Value	Underlying Reference Obligation
	(in millions)
Single name credit default swaps:
Below investment grade risk exposure	$8	$0.1	$32	$1	Corporate credit

The following table presents the fair values of the Investment Funds and Icahn Enterprises Holdings' derivatives:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Not Designated as Hedging Instruments	December 31,		December 31,
	2011	2010	2011	2010
	(in millions)
Equity contracts	$3	$1	$42	$2
Foreign exchange contracts	3	—	—	2
Credit contracts	—	24	—	77
Futures index spread	—	—	—	22
Sub-total	6	25	42	103
Netting across contract types(3)	—	(19)	—	(19)
Total(4)	$6	$6	$42	$84

(1)	Net asset derivatives are located within other assets in our consolidated balance sheets.

(2)	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.

(3)	Represents the netting of receivables balances with payable balances for the same counterparty across contract types pursuant to netting agreements.

(4)	Excludes netting of cash collateral received and posted. The total collateral posted at December 31, 2011 and 2010 was $257 million and $248 million, respectively, across all counterparties.

The following table presents the effects of the Investment segment and Icahn Enterprises Holdings' derivative instruments on the statements of operations for fiscal 2011, fiscal 2010 and fiscal 2009:

	Gain (Loss) Recognized in Income(1)
	Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	2011	2010	2009
	(in millions)
Equity contracts	$(39)	$2	$(58)
Interest rate contracts	—	—	57
Foreign exchange contracts	7	(12)	(7)
Credit contracts	18	38	323
Futures index spread	20	3	—
	$6	$31	$315

(1)	Gains (losses) recognized on derivatives are classified in net gain from investment activities in our consolidated statements of operations.

At December 31, 2011, the volume of the Investment Funds' and Icahn Enterprises Holdings' derivative activities based on their notional exposure, categorized by primary underlying risk, are as follows:

	Long Notional Exposure	Short Notional Exposure
Primary underlying risk:	(in millions)
Credit default swaps	$8	$—
Commodity swaps	2	(150)
Equity swaps	7	(2,055)
Foreign currency forwards	—	(474)
Futures index spread	—	—

Each Investment Fund's assets may be held in one or more accounts maintained for the Investment Fund by its prime broker or at other brokers or custodian banks, which may be located in various jurisdictions. The prime broker and custodian banks are subject to various laws and regulations in the relevant jurisdictions in the event of their insolvency. Accordingly, the practical effect of these laws and their application to the Investment Fund's assets may be subject to substantial variations, limitations and uncertainties. The insolvency of any of the prime brokers, custodian banks or clearing corporations may result in the loss of all or a substantial portion of the Investment Fund's assets or in a significant delay in the Investment Fund's having access to those assets.
Credit concentrations may arise from investment activities and may be impacted by changes in economic, industry or political factors. The Investment Funds and Icahn Enterprises Holdings routinely execute transactions with counterparties in the financial services industry, resulting in credit concentration with respect to this industry. In the ordinary course of business, the Investment Funds and Icahn Enterprises Holdings may also be subject to a concentration of credit risk to a particular counterparty.
The Investment Funds and Icahn Enterprises Holdings seek to mitigate these risks by actively monitoring exposures, collateral requirements and the creditworthiness of our counterparties.
Automotive
During fiscal 2008, Federal-Mogul entered into a series of five-year interest rate swap agreements with a total notional value of $1,190 million to hedge the variability of interest payments associated with its variable-rate term loans. Through these swap agreements, Federal-Mogul has fixed its base interest and premium rate at a combined average interest rate of approximately 5.37% on the hedged principal amount of $1,190 million. As of December 31, 2011 and 2010, unrealized net losses of $44 million and $70 million, respectively, were recorded in accumulated other comprehensive loss as a result of these hedges. As of December 31, 2011, losses of $36 million are expected to be reclassified from accumulated other comprehensive loss to the consolidated statement of operations within the next 12 months.
These interest rate swaps reduce Federal-Mogul's overall interest rate risk. However, due to the remaining outstanding borrowings on Federal-Mogul's debt facilities and other borrowing facilities that continue to have variable interest rates, management believes that interest rate risk to Federal-Mogul could be material if there are significant adverse changes in interest rates.
Federal-Mogul's production processes are dependent upon the supply of certain raw materials that are exposed to price fluctuations on the open market. The primary purpose of Federal-Mogul's commodity price forward contract activity is to manage the volatility associated with forecasted purchases. Federal-Mogul monitors its commodity price risk exposures regularly to maximize the overall effectiveness of its commodity forward contracts. Principal raw materials hedged include natural gas, copper, nickel, tin, zinc, high-grade aluminum and aluminum alloy. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to 15 months in the future.
Federal-Mogul had commodity price hedge contracts outstanding with combined notional values of $117 million and $50 million at December 31, 2011 and 2010 respectively, of which substantially all mature within one year and substantially all were designated as hedging instruments for accounting purposes. Unrealized net losses of $15 million were recorded in accumulated other comprehensive loss as of December 31, 2011. Unrealized net gains of $12 million were recorded in accumulated other comprehensive loss as of December 31, 2010.
Federal-Mogul manufactures and sells its products in North America, South America, Asia, Europe and Africa. As a result, Federal-Mogul's financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which Federal-Mogul manufactures and sells its products. Federal-Mogul's operating results are primarily exposed to changes in exchange rates between the U.S. dollar and European currencies.
Federal-Mogul generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, Federal-Mogul considers managing certain aspects of its foreign currency activities and larger transactions through the use of foreign currency options or forward contracts. Principal currencies hedged have historically included the euro, British pound and Polish zloty. Federal-Mogul had notional values of $27 million and $20 million of foreign currency hedge contracts outstanding at December 31, 2011 and 2010, respectively, of which substantially all mature in less than one year and substantially all were designated as hedging instruments for accounting purposes. Unrealized net gains of $3 million were recorded in accumulated other comprehensive loss as of December 31, 2011. Immaterial unrealized net losses were recorded in accumulated other comprehensive loss as of December 31, 2010.
Financial instruments, which potentially subject Federal-Mogul to concentrations of credit risk, consist primarily of accounts receivable and cash investments. Federal-Mogul's customer base includes virtually every significant global light and commercial vehicle manufacturer and a large number of distributors, installers and retailers of automotive aftermarket parts. Federal-Mogul's credit evaluation process and the geographical dispersion of sales transactions help to mitigate credit risk concentration. No individual customer accounted for more than 5% of Federal-Mogul's direct sales during the year ended December 31, 2011. Federal-Mogul requires placement of cash in financial institutions evaluated as highly creditworthy.
The following table presents the fair values of Federal-Mogul's derivative instruments:

	Asset Derivatives(1)		Liability Derivatives(2)
Derivatives Designated as Cash Flow Hedging Instruments	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(in millions)
Interest rate swap contracts	$—	$—	$44	$70
Commodity contracts	—	13	16	1
Foreign currency contracts	3	—	—	—
Sub-total	3	13	60	71
Netting across contract types	(3)	(1)	(3)	(1)
Total	$—	$12	$57	$70

(1)	Located within other assets in our consolidated balance sheets.

(2)	Located within accrued expenses and other liabilities in our consolidated balance sheets.

The following tables present the effect of Federal-Mogul's derivative instruments in our consolidated financial statements for the year ended December 31, 2011, 2010 and 2009:

Year Ended December 31, 2011
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(13)	$(39)	Interest expense	$—
Commodity contracts	(22)	5	Cost of goods sold	(1)	Other income, net
Foreign currency contracts	3	—		—
	$(32)	$(34)		$(1)

Year Ended December 31, 2010
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(58)	$(38)	Interest expense	$—
Commodity contracts	16	9	Cost of goods sold	—
Foreign currency contracts	1	1	Cost of goods sold	—
	$(41)	$(28)		$—

Year Ended December 31, 2009
Derivatives Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Location of Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	(in millions)	(in millions)		(in millions)
Interest rate swap contracts	$(20)	$(37)	Interest expense	$—
Commodity contracts	20	(18)	Cost of goods sold	3	Other income, net
Foreign currency contracts	—	1	Cost of goods sold	—
	$—	$(54)		$3

	Location of Gain (Loss) Recognized in Income on Derivatives	Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments		2011	2010	2009
		(in millions)
Commodity contracts	Cost of goods sold	$—	$1	$(7)
Commodity contracts	Other income, net	—	—	4
		$—	$1	$(3)